SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 3) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended												12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Jul. 31, 2010	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Share Capital CNY	Dec. 31, 2010 Share Capital CNY	Dec. 31, 2011 Share Capital USD ($)	Dec. 31, 2008 Share Capital CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Additional Paid-in Capital USD ($)	Dec. 31, 2011 (Accumulated deficit) retained earnings CNY	Dec. 31, 2010 (Accumulated deficit) retained earnings CNY	Dec. 31, 2009 (Accumulated deficit) retained earnings CNY	Dec. 31, 2011 (Accumulated deficit) retained earnings USD ($)	Dec. 31, 2011 Accumulated other comprehensive income (loss) CNY	Dec. 31, 2010 Accumulated other comprehensive income (loss) CNY	Dec. 31, 2009 Accumulated other comprehensive income (loss) CNY	Dec. 31, 2011 Accumulated other comprehensive income (loss) USD ($)	Dec. 31, 2011 Comprehensive income (loss) CNY	Dec. 31, 2010 Comprehensive income (loss) CNY	Dec. 31, 2009 Comprehensive income (loss) CNY	Dec. 31, 2008 Comprehensive income (loss) CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY	Dec. 31, 2011 Parent company Share Capital CNY	Dec. 31, 2010 Parent company Share Capital CNY	Dec. 31, 2011 Parent company Share Capital USD ($)	Dec. 31, 2008 Parent company Share Capital CNY	Dec. 31, 2011 Parent company Additional Paid-in Capital CNY	Dec. 31, 2010 Parent company Additional Paid-in Capital CNY	Dec. 31, 2009 Parent company Additional Paid-in Capital CNY	Dec. 31, 2011 Parent company Additional Paid-in Capital USD ($)	Dec. 31, 2011 Parent company (Accumulated deficit) retained earnings CNY	Dec. 31, 2010 Parent company (Accumulated deficit) retained earnings CNY	Dec. 31, 2009 Parent company (Accumulated deficit) retained earnings CNY	Dec. 31, 2011 Parent company (Accumulated deficit) retained earnings USD ($)	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss) CNY	Dec. 31, 2010 Parent company Accumulated other comprehensive income (loss) CNY	Dec. 31, 2009 Parent company Accumulated other comprehensive income (loss) CNY	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss) USD ($)	Dec. 31, 2011 Parent company Comprehensive income (loss) USD ($)	Dec. 31, 2011 Parent company Comprehensive income (loss) CNY	Dec. 31, 2010 Parent company Comprehensive income (loss) CNY	Dec. 31, 2009 Parent company Comprehensive income (loss) CNY
Increase (Decrease) in Stockholders' Equity
Balance			3,517,063		2,186,705	1,846,071	7,649	7,036	$ 1,215	7,036	2,261,849	1,604,774	1,666,723	$ 361,077	738,165	348,663	80,462	$ 64,876	(83,360)	(72,542)	(73,810)	$ (16,151)						3,060,984	1,991,808	1,751,648	7,649	7,036	$ 1,215	7,036	2,261,849	1,604,774	1,666,723	$ 361,077	874,846	452,540	151,699	$ 91,433	(83,360)	(72,542)	(73,810)	$ (16,151)
Balance (in shares)							1,002,977,326	912,497,726	1,002,541,446	912,497,726																					1,002,977,326	912,497,726	1,002,541,446	912,497,726
Net income (loss)		(97,958)	(616,537)		416,330	279,014									(299,374)	422,308	300,841						(616,537)	416,330	279,014		(47,566)	(299,374)	422,308	300,841									(299,374)	422,308	300,841							(299,374)	422,308	300,841
Foreign currency translation			(18,291)		(10,818)	1,268													(18,291)	(10,818)	1,268		(18,291)	(10,818)	1,268			(18,291)	(10,818)	1,268													(18,291)	(10,818)	1,268			(18,291)	(10,818)	1,268
Comprehensive income (loss)																								405,512	280,282	143,206																					(50,472)	(317,665)	411,490	302,109
Issuance of ordinary shares upon follow-on offering on July 14,2010					743,767			623				743,144																	743,767			623				743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010 (in shares)	92,000,000							92,000,000																								92,000,000
Exercise of share options			5,305		10,075		17	34			5,288	10,041																5,305	10,075		17	34			5,288	10,041
Exercise of share options (in shares)		2,670,340	2,670,340	5,100,780	5,100,780		2,670,340	5,100,780																					5,100,780		2,670,340	5,100,780
Repurchase of ordinary shares		(2,093)	(13,722)	(5,604)	(37,287)		(20)	(44)			(13,702)	(37,243)																(13,722)	(37,287)		(20)	(44)			(13,702)	(37,243)
Repurchase of ordinary shares (in shares)		(3,106,220)	(3,106,220)	(6,621,180)	(6,621,180)		(3,106,220)	(6,621,180)																							(3,106,220)	(6,621,180)
Share-based compensation			57,003		22,211	6,609					57,003	22,211	6,609															57,003	22,211	6,609					57,003	22,211	6,609
Dividends					(80,985)	(68,558)						(80,985)	(68,558)																(80,985)	(68,558)						(80,985)	(68,558)
Other																												(37,858)	(95)						(37,858)	(93)				(2)
Balance		$ 457,426	2,878,995		3,517,063	2,186,705	7,646	7,649	$ 1,215	7,036	2,272,580	2,261,849	1,604,774	$ 361,077	408,325	738,165	348,663	$ 64,876	(101,651)	(83,360)	(72,542)	$ (16,151)					$ 437,574	2,754,047	3,060,984	1,991,808	7,646	7,649	$ 1,215	7,036	2,272,580	2,261,849	1,604,774	$ 361,077	575,472	874,846	452,540	$ 91,433	(101,651)	(83,360)	(72,542)	$ (16,151)
Balance (in shares)								1,002,977,326	1,002,541,446	912,497,726																						1,002,977,326	1,002,541,446	912,497,726